Tax Status - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter date	Sep. 16, 2022
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember
Provision for income taxes	$ 0
Uncertain tax positions taken	$ 0